FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Investments	$ 20,600	$ 21,869
Short-term investments	$ 6,019	$ 5,899